LOANS RECEIVABLE - Recorded Investment and Number of Loans on Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013 Loan	Sep. 30, 2012 Loan
Recorded investment and number of loans on troubled debt restructurings
Number of Loans	28	25
Recorded Investment	$ 8,076	$ 18,017
Residential properties [Member]
Recorded investment and number of loans on troubled debt restructurings
Number of Loans	24	16
Recorded Investment	5,271	3,993
Residential Held For Sale [Member]
Recorded investment and number of loans on troubled debt restructurings
Number of Loans
Recorded Investment
Commercial real estate [Member]
Recorded investment and number of loans on troubled debt restructurings
Number of Loans	3	4
Recorded Investment	2,802	11,438
Construction and Development [Member]
Recorded investment and number of loans on troubled debt restructurings
Number of Loans		5
Recorded Investment		2,586
Commercial loans [Member]
Recorded investment and number of loans on troubled debt restructurings
Number of Loans
Recorded Investment
Installment [Member]
Recorded investment and number of loans on troubled debt restructurings
Number of Loans	1
Recorded Investment	$ 3